Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Life
Property and equipment are recorded at cost. Depreciation and amortization is calculated using the straight-line method over the following estimated useful lives of the assets:

Estimated Useful Life
Laboratory and office equipment	5 years
Computer equipment	2 years
Leasehold improvements	Lesser of lease term or 10 years